Fixed assets - Depreciation and amortization - Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (4,880)	€ (4,838)	€ (4,791)
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(4,170)	(4,183)	(4,095)
IFRS Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(297)	(300)	(290)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(239)	(227)	(274)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (119)	€ (114)	€ (132)